Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	Financial Instruments

Fair value of financial instruments

As at December 31, 2024, and December 31, 2023, the carrying amount of our cash and cash equivalents, other receivables, accounts payable and accrued liabilities, and other liabilities approximated their fair value due to their short-term maturity. The warrant derivative is a recurring Level 2 fair value measurement as these warrants have not been listed on an exchange and, therefore, do not trade on an active market. As at December 31, 2024, the fair value of our warrant derivative was presented as an asset of $980 (December 31, 2023 - liability of $200) (see note 9).
Financial risk management

Credit risk
Credit risk is the risk of a financial loss if a counterparty to a financial instrument fails to meet its contractual obligations. As at December 31, 2024, we were exposed to credit risk on our cash and cash equivalents in the event of non-performance by counterparties, but we do not anticipate such non-performance. Our maximum exposure to credit risk at the end of the period is the carrying value of our cash and cash equivalents.
We mitigate our exposure to credit risk connected to our cash and cash equivalents by maintaining our primary operating and investment bank accounts with Schedule I banks in Canada. For our foreign-domiciled bank accounts, we use referrals or recommendations from our Canadian banks to open foreign bank accounts. Our foreign-domiciled bank accounts are used solely for the purpose of settling accounts payable and accrued liabilities or payroll.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. We hold our cash and cash equivalents in bank accounts or high-interest investment accounts with variable interest rates. We mitigate interest rate risk through our investment policy that only allows the investment of excess cash resources in investment-grade vehicles while matching maturities with our operational requirements.
Fluctuations in market interest rates do not significantly impact our results of operations due to the short-term maturity of the investments held.
Foreign exchange risk
Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of our financial assets or liabilities. For the year ended December 31, 2024, we were primarily exposed to the risk of changes in the Canadian dollar relative to the U.S. dollar and Euro as a portion of our financial assets and liabilities were denominated in such currencies. The impact of a $0.01 increase in the value of the U.S. dollar against the Canadian dollar would have increased our comprehensive loss for the year ended December 31, 2024, by approximately $34 (December 31, 2023 - decreased by approximately $139). The impact of a $0.01 increase in the value of the Euro against the Canadian dollar would have increased our comprehensive loss for the year ended December 31, 2024, by approximately $30 (December 31, 2023 - $15).
Significant balances denominated in U.S. dollars were as follows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$9,534	$24,294
Accounts payable and accrued liabilities	(1,722)	(1,476)
Other liabilities	(1,125)	(251)
	$6,687	$22,567
Significant balances denominated in Euros were as follows:

	December 31, 2024	December 31, 2023
Accounts payable and accrued liabilities	$(1,114)	$(673)
We mitigate our foreign exchange risk by maintaining sufficient foreign currencies by purchasing foreign currencies or receiving foreign currencies from financing activities to settle our foreign accounts payable and accrued liabilities.
Liquidity risk
Liquidity risk is the risk that we will encounter difficulty in meeting obligations associated with financial liabilities. See note 1 for the discussion on our ability to continue as a going concern. We manage liquidity risk by managing our capital structure as outlined in note 16. Accounts payable and accrued liabilities are all due within the current operating period. Other liabilities associated with funding received from PanCAN (see note 5) are expected to be applied within the current operating period. See note 8 for a maturity analysis of our lease liabilities.